Other revenues and expenses - Financial Income and Expenses (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 9,747	$ 7,864	$ 4,971
Foreign exchange gains and losses related to hedges of euro	(2,650)	71	366	[1]
Convertible debt amendments	(1,399)	0	265	[1]
Other financial expenses	0	0	400	[1]
Expenses related to the change in fair value of the convertible debt embedded derivative	13,129	0	0	[1]
Loans and finance leases related to convertible debts issued and government loans granted
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 9,554	$ 7,732	$ 4,872

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.